Income Tax Expenses - Schedule of Deferred Tax Assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Net operating loss carry forwards	¥ 664,985	¥ 578,992
Inventory valuation allowance	16,752	26,187
Accrued expenses and others	26,389	29,150
Total deferred tax assets	708,126	634,329
Less: valuation allowance	(706,751)	(632,378)
Deferred tax assets, net	¥ 1,375	¥ 1,951